Statement of Financial Position of Aegon N.V. (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables
Cash and cash equivalents	€ 10,768	€ 11,347	€ 9,594
Assets	395,923	425,425
Shareholders' equity
Share capital	322	319	328
Revaluation account	4,920	5,381
Remeasurement of defined benefit plans of group companies	(1,669)	(1,820)
Group equity	24,102	24,341	26,250	€ 27,683
Long-term borrowings	11,943	11,251
Deferred tax liability	1,029	2,201
Other	15,208	16,978
Total liabilities	371,821	401,084
Total equity and liabilities	395,923	425,425
Aegon N.V [member]
Non-current assets
Shares in group companies	23,117	22,219	€ 23,992
Loans to group companies	2,690	4,123
Financial fixed assets	25,807	26,342
Receivables
Receivables from group companies	36	80
Other receivables	146	219
Other	74	140
Accrued interest and rent	8	15
Receivables	264	454
Cash and cash equivalents	1,068	879
Assets	27,139	27,675
Shareholders' equity
Share capital	322	319
Paid-in surplus	7,731	7,873
Revaluation account	5,017	5,450
Remeasurement of defined benefit plans of group companies	(1,669)	(1,820)
Legal reserves - foreign currency translation reserve	(401)	1,316
Legal reserves in respect of group companies	1,122	1,169
Retained earnings, including treasury shares	5,696	5,776
Net income / (loss)	2,469	437
Group equity	20,288	20,520
Other equity instruments	3,794	3,797
Total equity	24,082	24,318
Subordinated borrowings	764	767
Long-term borrowings	1,801	1,832
Non-current liabilities	2,565	2,599
Short term deposits	73	128
Loans from group companies	62	62
Payables to group companies	123	140
Deferred tax liability	89	159
Other	125	242
Accruals and deferred income	22	29
Other liabilities	494	760
Total liabilities	3,059	3,359
Total equity and liabilities	€ 27,139	€ 27,675